3. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impairment of oil & gas properties	$ 137,329	$ 164,566	$ 7,831,570
Cash equivalent balances	0	0	0
Allowance for doubtful accounts	$ 0	$ 0	$ 0
Common Stock Options [Member]
Antidilutive stock	447,000	307,000
Warrants
Antidilutive stock	3,131,556	4,367,297